Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory

Note 5: Inventory

Inventory was as follows:

	September 30,	December 31,
($ in millions)	2017	2016
Completed unsold VOIs	$206	$233
Construction in process	11	20
Land, infrastructure and other	258	260

	$475	$513

We benefited from $4 million in costs of sales true-ups relating to VOI products for the nine months ended September 30, 2017, which resulted in a $4 million increase to the carrying value of inventory as of September 30, 2017. We benefited from $10 million in costs of sales true-ups relating to VOI products for the year ended December 31, 2016, which resulted in a $10 million increase to the carrying value of inventory as of December 31, 2016. Shown below are expenses incurred, recorded in Cost of VOI sales, related to granting credit to customers for their existing ownership when upgrading into fee-for-service projects.

	Three Months Ended September 30,		Nine Months Ended September 30,
($ in millions)	2017	2016	2017	2016
Cost of VOI sales related to fee-for-service upgrades	$8	$18	$28	$42

Note 5: Inventory

Inventory was as follows:

	December 31,
($ in millions)	2016	2015
Completed unsold VOIs	$233	$111
Construction in process	20	101
Land, infrastructure and other	260	200

	$513	$412

The cost of sales true-ups relating to VOI products for the years ended December 31, 2016 and 2015 resulted in an increase to the carrying values of inventory of $10 million and $19 million, respectively. For the years ended December 31, 2016, 2015 and 2014, we incurred expenses of $49 million, $67 million and $12 million, respectively, recorded in Cost of VOI sales, related to granting credit to customers for their existing ownership when upgrading into fee-for-service projects.

In 2016, Hilton transferred certain hotel assets to us for conversion to vacation ownership units. See Note 17: Related Party Transactions for further discussion.